Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2014	2013	2012
Income before taxes on income:
Domestic	$141,532	$156,328	$159,330
Foreign	57,956	46,691	17,712
	$199,488	$203,019	$177,042

Schedule Of Taxes On Income

	Year ended December 31,
	2014	2013	2012
Current taxes:
Domestic	$24,348	$30,775	$12,957
Foreign	13,254	16,137	6,454
	37,602	46,912	19,411
Adjustment for previous years:
Domestic	(5,753)	(1,823)	(4,898)
Foreign	(1,905)	(123)	(633)
	(7,658)	(1,946)	(5,531)
Deferred income taxes:
Domestic	(3,831)	(14,664)	6,686
Foreign	(489)	(4,989)	(3,467)
	(4,320)	(19,653)	3,219
Total taxes on income from continuing operations	$25,624	$25,313	$17,099

Total:
Domestic	$14,764	$14,288	$14,745
Foreign	10,860	11,025	2,354
Total taxes on income from continuing operations	$25,624	$25,313	$17,099

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at the beginning of the year	$62,852	$52,598
Additions (reductions) related to interest and currency translation	(4,432)	6,303
Additions based on tax positions taken during a prior period	9,792	18,729
Reductions related to tax positions taken during a prior period	(358)	(12,070)
Reductions related to settlement of tax matters	(21,453)	(14,691)
Additions based on tax positions taken during the current period	1,441	12,878
Reductions related to a lapse of applicable statute of limitation	(1,684)	(895)
Balance at the end of the year	$46,158	$62,852

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2014
Deferred tax assets:
Reserves and allowances	$53,773	$14,545	$39,228
Inventory allowances	3,805	3,805	—
Property, plant and equipment	4,342	93	4,249
Other	49,486	19,327	30,159
Net operating loss carry-forwards	18,246	3,138	15,108
	129,652	40,908	88,744
Valuation allowance	(5,424)	(576)	(4,848)
Net deferred tax assets	124,228	40,332	83,896
Deferred tax liabilities:
Intangible assets	(12,147)	—	(12,147)
Property, plant and equipment	(20,780)	(9)	(20,771)
Reserves and allowances	(19,359)	(3,228)	(16,131)
	(52,286)	(3,237)	(49,049)
Net deferred tax assets	$71,942	$37,095	$34,847

As of December 31, 2013
Deferred tax assets:
Reserves and allowances	$36,191	$14,384	$21,807
Inventory allowances	5,751	5,751	—
Property, plant and equipment	5,329	102	5,227
Other	31,039	12,601	18,438
Net operating loss carry-forwards	22,816	3,311	19,505
	101,126	36,149	64,977
Valuation allowance	(9,358)	(414)	(8,944)
Net deferred tax assets	91,768	35,735	56,033
Deferred tax liabilities:
Intangible assets	(26,958)	—	(26,958)
Property, plant and equipment	(21,353)	(78)	(21,275)
Reserves and allowances	(1,265)	(200)	(1,065)
	(49,576)	(278)	(49,298)
Net deferred tax assets	$42,192	$35,457	$6,735

Schedule Of Deferred Taxes As Reflected In The Balance Sheet
The deferred taxes, net , are reflected in the balance sheet as follows:

	December 31,
	2014	2013
Current deferred income tax assets (Note 4)	$40,332	$35,735
Current deferred income tax liabilities (Note 13)	$3,237	$278
Non-current deferred income tax assets	$60,224	$35,695
Non-current deferred income tax liabilities	$25,377	$28,969

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2014	2013	2012
Income before taxes as reported in the consolidated statements of income	$199,488	$203,019	$177,042
Statutory tax rate	26.5%	25.0%	25.0%
Theoretical tax expense	$52,864	$50,755	$44,261
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(21,781)	(27,151)	(26,098)
Tax adjustment in respect of different tax rates for foreign subsidiaries	1,563	1,716	5,469
Changes in carry-forward losses and valuation allowances	1,779	4,986	1,643
Taxes resulting from non-deductible expenses	2,244	112	1,426
Difference in basis of measurement for financial reporting and tax return purposes	(310)	(431)	(3,240)
Taxes in respect of prior years	(7,658)	(1,946)	(5,531)
Other differences, net (**)	(3,077)	(2,728)	(831)
Actual tax expenses	$25,624	$25,313	$17,099
Effective tax rate	12.84%	12.47%	9.66%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.51	$0.64	$0.62
Diluted	$0.51	$0.64	$0.62

(**) "Other differences, net" in 2013 includes a benefit of $2,300 resulting from tax rate changes in Israel and other jurisdictions.